RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Note 18 — RELATED PARTY BALANCES AND TRANSACTIONS

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Related Party Name	Relationship to the Company
Mr Ronald Vong Chin Hua (“Mr Ronald”)	Shareholder
Mr Lim Heng Hai (“Mr Lim”)	Shareholder, Chairman of the Board and Chief Executive Officer
Gridhut Automation Pte Ltd	Shareholder and Director is Mr Lim and Mr Ronald
Orange Pay Pte. Ltd.	Shareholder and Director is Mr Lim
Techcreate Solution Sdn Bhd	Shareholder and Director is Mr Ronald
TC Solution & Services Sdn Bhd	Shareholder and Director is Mr Lim

a. Related party balances

		As of December 31,
Nature	Name	2024	2025	2025
		S$	S$	US$
Amount due from related party	Orange Pay Pte. Ltd.	11,772	-	-
Amount due (to)/ from shareholders	Mr Lim Heng Hai (“Mr Lim”)	(2,481)	3	2
Amount due (to)/ from shareholders	Mr Ronald Vong Chin Hua (“Mr Ronald”)	(7,526)	4,900	3,811
Total		1,765	4,903	3,813

b. Related party transactions

		For Years Ended December 31,
Nature	Name	2023	2024	2025	2025
		S$	S$	S$	US$
Rental income	Orange Pay Pte. Ltd.	14,400	14,440	100	78

Sale of products	Gridhut Automation Pte Ltd	11,031	-	-	-

Sub-contractor charges	TechCreate Solutions Sdn Bhd	223,755	515,007	163,969	127,513

Sub-contractor charges	Orange Pay Pte. Ltd.	-	154,000	-	-

Sub-contractor charges	TC Solution & Services Sdn Bhd	-	-	243,131	189,075

Payment on behalf by	Mr Lim Heng Hai (“Mr Lim”) and Mr Ronald Vong Chin Hua (“Mr Ronald”)	36,770	21,285	-	-

Payment on behalf of	Orange Pay Pte. Ltd.	48,579	45,718	-	-

The Company enters into transactions with related parties in the normal course of business. These transactions are conducted on terms agreed between the parties. Pricing for these transactions is determined on a cost-plus basis, whereby the related party charges a markup on the underlying costs incurred, taking into consideration the nature of the services provided and prevailing market conditions. Payment terms are generally 30 days, and the arrangements are typically ongoing in nature unless otherwise specified.

Personal guarantee has been provided by Lim Heng Hai, a director and shareholder and Ronal Vong Chin Hua shareholder of the Company in respect of the working capital loan.